SHORT-TERM BANK BORROWINGS (Details)			1 Months Ended				12 Months Ended
	Jul. 23, 2021 CNY (¥)	Jun. 12, 2019 CNY (¥)	May 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings				¥ 180,000,000			¥ 160,000,000		¥ 180,000,000
Restricted cash				223,971,197			186,340,321		223,971,197		$ 27,016,807
Drawdowns repaid							360,000,000	$ 52,195,094	340,000,000	¥ 217,394,132
China Merchants Bank
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings	¥ 20,000,000		¥ 20,000,000	20,000,000			0		20,000,000
Debt term	10 months		12 months
Interest rate (in percent)	3.50%		3.30%
SPD Silicon Valley Bank loan
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings				160,000,000			160,000,000		160,000,000
Collateral deposits				176,000,000		¥ 176,000,000			176,000,000
Restricted cash				176,141,464			176,204,380		176,141,464
Restricted cash released		¥ 132,000,000
SPD Silicon Valley Bank loan | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings						80,000,000
Face amount				¥ 160,000,000			¥ 160,000,000		¥ 160,000,000			¥ 160,000,000
Maximum credit facility amount						160,000,000							¥ 120,000,000
Interest rate (in percent)				3.20%					3.20%			3.00%	3.50%
Drawdowns repaid					¥ 40,000,000	60,000,000
SPD Silicon Valley Bank loan | Changzhou Niudian
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings		¥ 120,000,000				80,000,000
Debt term		12 months
Maximum credit facility amount													¥ 40,000,000
Drawdowns repaid				¥ 120,000,000		¥ 60,000,000